Interim Consolidated Income Statements (Unaudited) - BRL (R$) R$ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating revenue
Passenger revenue	R$ 2,111.8	R$ 1,600.5
Other revenue	101.6	273.3
Total revenue	2,213.4	1,873.8
Operating expenses
Aircraft fuel	(577.2)	(465.7)
Salaries, wages and benefits	(333.8)	(290.0)
Aircraft and other rent	(327.1)	(280.4)
Landing fees	(144.9)	(115.0)
Traffic and customer servicing	(98.1)	(84.2)
Sales and marketing	(84.4)	(69.7)
Maintenance materials and repairs	(123.3)	(146.0)
Depreciation and amortization	(81.2)	(76.6)
Other operating expenses, net (Note 16)	(167.5)	(141.0)
Total operating expenses	(1,937.5)	(1,668.6)
Operating income	275.9	205.2
Financial result (Note 17)
Financial income	12.4	8.1
Financial expense	(89.4)	(139.3)
Financial instruments, net	13.5	(52.2)
Foreign currency exchange, net	(0.2)	27.0
Financial result	(63.7)	(156.4)
Result from related parties transactions, net (Note 8)	57.9	11.8
Net income before income tax and social contribution	270.1	60.6
Income tax and social contribution (Note 11)	(1.3)	8.5
Deferred income tax and social contribution (Note 11)	(58.2)	(13.7)
Net income	R$ 210.6	R$ 55.4
Common shares
Financial result (Note 17)
Basic net income per share (Note 14)	R$ 0.01	R$ 0.00
Diluted net income per share (Note 14)	0.01	0.00
Preferred shares
Financial result (Note 17)
Basic net income per share (Note 14)	0.63	0.21
Diluted net income per share (Note 14)	R$ 0.62	R$ 0.21